UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       02/14/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:    $ 217,265 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               	                   David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS   SHARED    SOLE     NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ACADIA PHARMACEUTICALS INC   COM             004225108 1550   140000   SH       DEFINED 1       140000
ADOLOR CORP                  COM             00724X102 2990   650000   SH       DEFINED 1       650000
ALDABRA 2 ACQUISITION CORP   COM             01408A103 2133   219000   SH       DEFINED 1       219000
ALLIANCE IMAGING INC         COM NEW         018606202 361    37500    SH       DEFINED 1       37500
ALTUS PHARMACEUTICALS INC    COM             02216N105 905    174800   SH       DEFINED 1       174800
AMGEN INC                    COM             031162100 13932  300000   SH       DEFINED 1       300000
AMGEN INC                    COM             031162100 6966   150000   SH  CALL DEFINED 1       0                 150000
AMGEN INC                    COM             031162100 2020   43500    SH       DEFINED 1       43500
AMYLIN PHARMACEUTICALS INC   COM             032346108 4070   110000   SH       DEFINED 1       110000
AMYLIN PHARMACEUTICALS INC   COM             032346108 3700   100000   SH  CALL DEFINED 1       0                 100000
ARENA PHARMACEUTICALS INC    COM             040047102 392    50000    SH       DEFINED 1       50000
BOSTON SCIENTIFIC CORP       COM             101137107 1163   100000   SH  CALL DEFINED 1       0                 100000
BRISTOL MYERS SQUIBB CO      COM             110122108 51560  1944200  SH  CALL DEFINED 1       0                 1944200
CELGENE CORP                 COM             151020104 2773   60000    SH       DEFINED 1       60000
CELGENE CORP                 COM             151020104 2311   50000    SH  CALL DEFINED 1       0                 50000
CHURCHILL VENTURES LTD       COM             17157P109 1602   210000   SH       DEFINED 1       210000
COMBINATORX INC              COM             20010A103 283    63830    SH       DEFINED 1       63830
ELAN PLC                     ADR             284131208 15386  700000   SH  CALL DEFINED 1       0                 700000
EPIX PHARMACEUTICALS INC     COM NEW         26881Q309 1084   275000   SH       DEFINED 1       275000
GSC ACQUISITION COMPANY      COM             40053G106 2025   215000   SH       DEFINED 1       215000
HALOZYME THERAPEUTICS INC    COM             40637H109 2374   333890   SH       DEFINED 1       333890
HICKS ACQUISITION CO I INC   W EXP 09/28/201 429086127 202    200000   WarrCALL DEFINED 1       0                 200000
HICKS ACQUISITION CO I INC   COM             429086309 2298   250000   SH       DEFINED 1       250000
INCYTE CORP                  COM             45337C102 503    50000    SH       DEFINED 1       50000
ISHARES TR                   NASDQ BIO INDX  464287556 16236  200000   SH  PUT  DEFINED 1       0                 200000
ISIS PHARMACEUTICALS INC     COM             464330109 7796   495000   SH  CALL DEFINED 1       0                 495000
KBL HEALTHCARE ACQUIS CORP I COM             48241N107 1444   200000   SH       DEFINED 1       200000
KBL HEALTHCARE ACQUIS CORP I W EXP 07/18/201 48241N115 25     50000    WarrCALL DEFINED 1       0                 50000
LILLY ELI & CO               COM             532457108 2563   48000    SH       DEFINED 1       48000
MEDAREX INC                  COM             583916101 3126   300000   SH  CALL DEFINED 1       0                 300000
MEDICINES CO                 COM             584688105 4303   224591   SH       DEFINED 1       224591
MEDICINES CO                 COM             584688105 1343   70100    SH  CALL DEFINED 1       0                 70100
MEDIVATION INC               COM             58501N101 720    50000    SH       DEFINED 1       50000
MYLAN INC                    COM             628530107 10545  750000   SH       DEFINED 1       750000
MYLAN INC                    COM             628530107 1687   120000   SH  CALL DEFINED 1       0                 120000
MYLAN INC                    COM             628530107 2401   170750   SH       DEFINED 1       170750
MYRIAD GENETICS INC          COM             62855J104 5      100      SH       DEFINED 1       100
NANOSPHERE INC               COM             63009F105 700    50000    SH       DEFINED 1       50000
NOVACEA INC                  COM             66987B103 149    50000    SH       DEFINED 1       50000
PDL BIOPHARMA INC            COM             69329Y104 4380   250000   SH  CALL DEFINED 1       0                 250000
PDL BIOPHARMA INC            COM             69329Y104 2628   150000   SH       DEFINED 1       150000
PFIZER INC                   COM             717081103 4546   200000   SH       DEFINED 1       200000
PFIZER INC                   COM             717081103 2362   103900   SH       DEFINED 1       103900
RITE AID CORP                COM             767754104 558    200000   SH  CALL DEFINED 1       0                 200000
SCHERING PLOUGH CORP         COM             806605101 43     1600     SH       DEFINED 1       1600
SENORX INC                   COM             81724W104 5160   600000   SH       DEFINED 1       600000
SIGA TECHNOLOGIES INC        COM             826917106 2402   780000   SH       DEFINED 1       780000
SPDR TR                      UNIT SER 1      78462F103 7311   50000    SH  PUT  DEFINED 1       0                 50000
SUPERGEN INC                 COM             868059106 1095   300000   SH       DEFINED 1       300000
THIRD WAVE TECHNOLOGIES INC  COM             88428W108 526    54500    SH       DEFINED 1       54500
TRANSITION THERAPEUTICS INC  COM NEW         893716209 5606   494331   SH       DEFINED 1       494331
WYETH                        COM             983024100 4463   101000   SH  CALL DEFINED 1       0                 101000
XENOPORT INC                 COM             98411C100 559    10000    SH       DEFINED 1       10000

